Note 9 - Subordinated Debentures (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2005
Note 9 - Subordinated Debentures (Details) [Line Items]
Subordinated Debt	$ 15,465,000	$ 15,465,000
Guaranty Statutory Trust I [Member]
Note 9 - Subordinated Debentures (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			5,000,000
Subordinated Debt			5,155,000
Guaranty Statutory Trust II [Member]
Note 9 - Subordinated Debentures (Details) [Line Items]
Guarantor Obligations, Maximum Exposure, Undiscounted			10,000,000
Subordinated Debt			$ 10,310,000